Note 7 - Income and Mining Taxes - Schedule of Effective Income Tax Reconciliation (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Income Tax Disclosure [Abstract]
Computed "statutory" benefit (provision), Amount	$ 17,429	$ 9,432	$ (1,161)
Computed "statutory" benefit (provision), Percentage	21.00%	21.00%	21.00%
Percentage depletion, Amount	$ 4,205	$ 8,542	$ 8,076
Percentage depletion, Percentage	5.00%	19.00%	(146.00%)
Change in valuation allowance, Amount	$ (20,016)	$ (8,113)	$ 38,058
Change in valuation allowance, Percentage	(24.00%)	(18.00%)	(689.00%)
State taxes, net of federal tax benefit, Amount	$ (2,731)	$ (158)	$ 965
State taxes, net of federal tax benefit, Percentage	(3.00%)	0.00%	(17.00%)
Foreign currency remeasurement of monetary assets and liabilities, Amount	$ (4,155)	$ 4,559	$ (3,625)
Foreign currency remeasurement of monetary assets and liabilities, Percentage	(5.00%)	10.00%	66.00%
Rate differential on foreign earnings, Amount	$ 6,553	$ 1,515	$ 2,445
Rate differential on foreign earnings, Percentage	8.00%	3.00%	(44.00%)
Compensation, Amount	$ (1,636)	$ 173	$ 1,094
Compensation, Percentage	(2.00%)	0.00%	(20.00%)
Mining and other taxes, Amount	$ (1,359)	$ (6,609)	$ (13,799)
Mining and other taxes, Percentage	(2.00%)	(15.00%)	250.00%
Other, Amount	$ 488	$ (1,775)	$ (2,484)
Other, Percentage	1.00%	(3.00%)	45.00%
Total benefit (provision), Amount	$ (1,222)	$ 7,566	$ 29,569
Total benefit (provision), Percentage	(1.00%)	17.00%	(535.00%)